INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 6. INVENTORIES

Inventory consist of raw materials for the Company’s herb product lines. Cost of goods sold are calculated using the average costing method. The Company reviews its inventory periodically to determine net realizable value. The Company writes down inventory, if required, based on forecasted demand. These factors are impacted by market and economic conditions, new products introductions and require estimates that may include uncertain elements. Inventory at September 30, 2014 and December 31, 2013 consisted of the following:

	September 30,	December 31,
	2014	2013
Raw Materials	$91,271	$—
Total	$91,271	$—

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	December 31,	December 31,
	2013	2012
Finished Goods	$-	$256,714